Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Changes in Non-cash Working Capital Items Related to Operating Activities
The changes in non-cash working capital items related to operating activities for the years ended December 31, 2016, 2015, and 2014 are as follows:

	Year Ended December 31,
	2016 $	2015 $	2014 $
Accounts receivable and interest receivable	(2,128)	(13,506)	(8,464)
Pool receivables from affiliates	38,137	(27,481)	(24,489)
Due from affiliates	25,501	12,361	(14,511)
Prepaid expenses and other current assets	8,251	(11,400)	987
Accounts payable and accrued liabilities	(21,265)	32,876	(3,174)
Due to affiliates	(5,718)	(12,181)	(928)
Deferred revenue	1,718	2,039	(2,324)
Other	—	(8,588)	1,999
Change in operating assets and liabilities	44,496	(25,880)	(50,904)